Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Cash flows from operating activities:
Net income	$ 10,653,488	$ 1,370,524	$ 9,803,144	$ 8,250,174
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of investment in key management insurance policy			(44,108)	(37,868)
Depreciation of property and equipment	1,902,005	244,684	1,943,260	2,253,593
Amortization of intangible assets	103,379	13,299	85,001	82,583
Amortization of operating lease right-of-use assets	1,237,500	159,199	666,459	1,267,957
Amortization of service fee	1,369,388	176,166
Provision for (reversal of) credit loss	(3,158,000)	(406,262)	8,610,248	30,000
Write-down for inventories	300,000	36,021	118,000	200,000
Deferred tax	393,433	50,613	(1,717,339)	(420,058)
Losses on disposal of property and equipment	636,289	81,856	485,957	1,862,704
Foreign exchange losses (gains) - unrealized	280,046	36,026	(205,446)	(28,928)
Changes in operating assets and liabilities
Inventories	(6,974,167)	(897,195)	(18,345,053)	(4,942,789)
Trade receivables	15,396,881	1,980,739	(19,585,181)	6,649,916
Prepaid expenses and other assets	1,170,733	150,610	(2,946,647)	(1,865,178)
Contract assets	(3,699,505)	(475,925)	1,158,583	(2,426,773)
Trade and notes payables	(8,811,825)	(1,133,602)	13,628,513	(1,368,207)
Other payables, accrued payroll and welfare	2,021,985	260,119	(686,257)	687,548
Contract liabilities	5,052,814	650,022	(4,476,835)	(2,843,375)
Operating lease liabilities	(945,783)	(121,671)	(644,259)	(1,245,757)
Other liabilities	313,650	40,350
Income tax payable	(3,124,259)	(401,922)	(1,388,098)	(1,651,629)
Net cash provided by (used in) operating activities	14,098,052	1,813,651	(13,540,058)	4,453,913
Cash flows from investing activities:
Purchases of property and equipment	(3,018,966)	(388,376)	(775,120)	(2,153,000)
Proceeds from disposal of property and equipment			663,957	48,000
Purchases of intangible assets	(227,000)	(29,203)		(145,000)
Acquisition of non-controlling interests			(1,000)
Net cash used in investing activities	(3,245,966)	(417,579)	(112,163)	(2,250,000)
Cash flows from financing activities:
Dividend payment				(8,040,400)
Proceeds from capital contribution	882,588	113,541	4,961,320
Net proceeds from initial public offering	24,299,197	3,125,982
Payments to related parties	(10,967)	(1,411)	(2,538,411)	(256,389)
Repayments by related parties	10,967	1,411	2,365,263	225,029
Net cash (used in) provided by financing activities	25,181,785	3,239,523	4,788,172	(8,071,760)
Effect of exchange rate changes	(95,862)	(12,332)	78,542	(27,496)
Net (decrease) increase in cash and cash equivalents	35,938,009	4,623,263	(8,785,507)	(5,895,343)
Cash and cash equivalents at beginning of the year	16,400,123	2,109,802	25,185,630	31,080,973
Cash and cash equivalents at end of the year	52,338,132	6,733,065	16,400,123	25,185,630
Supplemental disclosure of cash flow information:
Interest expense paid	19,632	2,526	38,340	43,600
Income tax paid	4,038,568	519,543	5,444,287	4,044,264
Supplemental disclosure of non-cash investing and financing information:
Operating lease right-of-use assets obtained in exchange for operating lease obligations	5,656,268	727,653	330,526	878,321
Extinguishment of operating lease right-of-use assets and operating lease liabilities due to termination of lease	35,709	4,594
Non-cash consideration paid for purchase of property and equipment			185,134
Non-cash consideration paid for services	$ 6,573,060	$ 845,595